Income taxes - Non-capital income tax losses (Details)	Mar. 31, 2023 CAD ($)
Income taxes
Total	$ 5,137,001
2041
Income taxes
Total	827,846
2042
Income taxes
Total	2,055,812
2043
Income taxes
Total	$ 2,253,343